UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-713 3000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments

Prime Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—23.64%

Federal Farm Credit Bank
0.246%, due 08/18/10[1]	137,000,000	137,000,000
0.340%, due 01/14/11[2]	150,000,000	149,764,833
Federal Home Loan Bank
0.240%, due 08/02/10[1]	135,000,000	135,000,000
0.300%, due 08/02/10[1]	100,000,000	100,000,000
0.180%, due 08/25/10[2]	250,000,000	249,970,000
0.440%, due 09/01/10[2]	47,000,000	46,982,192
0.500%, due 10/15/10	83,750,000	83,748,897
0.430%, due 11/04/10	167,500,000	167,516,443
0.375%, due 01/19/11	27,615,000	27,615,000
0.570%, due 04/13/11	100,000,000	99,986,544
0.500%, due 05/17/11[2]	115,000,000	114,538,403
0.580%, due 05/27/11	110,000,000	110,000,000
Federal Home Loan Mortgage Corp.*
0.240%, due 08/11/10[2]	125,000,000	124,991,667
0.230%, due 08/24/10[2]	181,110,000	181,083,387
1.450%, due 09/10/10	50,000,000	50,050,212
0.250%, due 10/06/10[2]	225,000,000	224,896,875
0.250%, due 01/03/11[2]	215,000,000	214,768,576
0.270%, due 02/22/11[2]	175,000,000	174,730,937
0.330%, due 02/22/11[2]	71,850,000	71,714,982
Federal National Mortgage Association*
0.210%, due 08/02/10[2]	115,000,000	114,999,329
0.530%, due 08/02/10[2]	100,000,000	99,998,528
0.250%, due 09/20/10[2]	150,000,000	149,947,917
0.250%, due 10/12/10[2]	115,000,000	114,942,500
2.875%, due 10/12/10	52,750,000	52,995,753
0.300%, due 01/18/11[2]	150,000,000	149,787,500
US Treasury Notes
2.375%, due 08/31/10	200,000,000	200,316,267
2.000%, due 09/30/10	152,750,000	153,193,967
1.500%, due 10/31/10	500,000,000	501,476,253
0.875%, due 12/31/10	300,000,000	300,802,956
0.875%, due 02/28/11	449,300,000	450,881,085
0.875%, due 03/31/11	100,000,000	100,270,329
4.875%, due 04/30/11	138,000,000	142,720,673

Total US government and agency obligations (cost—$4,996,692,005)		4,996,692,005

Time deposit—0.95%

Banking-non-US—0.95%
Citibank N.A., Nassau
0.200%, due 08/02/10 (cost—$200,000,000)	200,000,000	200,000,000

Certificates of deposit—16.15%

Banking-non-US—15.20%
Bank of Nova Scotia
0.351%, due 08/17/10[1]	175,000,000	174,997,149
0.460%, due 09/09/10	221,000,000	221,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.330%, due 08/12/10	175,000,000	175,000,000
0.290%, due 08/20/10	260,000,000	260,000,000
Canadian Imperial Bank of Commerce
0.330%, due 08/02/10[1]	235,000,000	235,000,000
Credit Agricole CIB
0.390%, due 08/13/10	200,000,000	200,000,000

Prime Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Mizuho Corporate Bank Ltd.
0.280%, due 08/23/10	272,000,000	272,000,000
National Australia Bank Ltd.
0.425%, due 08/31/10[1]	175,000,000	175,000,000
National Bank of Canada
0.427%, due 09/03/10[1]	215,000,000	215,000,000
Natixis
0.330%, due 08/02/10[1]	198,000,000	198,000,000
Nordea Bank Finland
0.750%, due 09/23/10	44,000,000	44,001,285
Rabobank Nederland NV
0.329%, due 08/26/10[1]	200,000,000	200,000,000
0.280%, due 08/30/10	75,000,000	74,999,946
Royal Bank of Canada
0.430%, due 08/02/10[1]	175,000,000	175,000,000
Royal Bank of Scotland PLC
0.490%, due 11/01/10	200,000,000	200,000,000
Westpac Banking Corp.
0.260%, due 08/05/10[1]	164,500,000	164,500,000
0.280%, due 08/05/10[1]	78,500,000	78,500,000
0.370%, due 09/30/10	150,000,000	150,000,000

		3,212,998,380

Banking-US—0.95%
State Street Bank & Trust Co.
0.420%, due 08/19/10	200,000,000	200,000,000

Total certificates of deposit (cost—$3,412,998,380)		3,412,998,380

Commercial paper[2]—47.29%

Asset backed-banking—1.02%
Atlantis One Funding
0.430%, due 08/11/10	90,000,000	89,989,250
0.500%, due 09/03/10	125,000,000	124,942,708

		214,931,958

Asset backed-miscellaneous—19.60%
Amsterdam Funding Corp.
0.310%, due 08/02/10	41,000,000	40,999,647
Atlantic Asset Securitization LLC
0.400%, due 08/04/10	75,000,000	74,997,500
0.300%, due 08/10/10	47,875,000	47,871,409
0.300%, due 08/12/10	75,594,000	75,587,070
0.500%, due 09/10/10	100,000,000	99,944,444
Barton Capital LLC
0.230%, due 08/02/10	60,000,000	59,999,617
0.320%, due 08/05/10	70,000,000	69,997,511
0.330%, due 08/05/10	30,011,000	30,009,900
0.290%, due 08/12/10	60,155,000	60,149,670
0.300%, due 08/12/10	50,000,000	49,995,417
0.280%, due 08/16/10	62,035,000	62,027,763
0.290%, due 08/17/10	92,980,000	92,968,016
Bryant Park Funding LLC
0.250%, due 08/02/10	155,142,000	155,140,923
0.300%, due 08/11/10	91,870,000	91,862,344

Prime Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)
Chariot Funding LLC
0.300%, due 08/09/10	150,000,000	149,990,000
Enterprise Funding Co. LLC
0.300%, due 08/10/10	194,500,000	194,485,412
Fairway Finance Co. LLC
0.300%, due 08/10/10	83,938,000	83,931,705
0.270%, due 08/18/10	50,013,000	50,006,623
Falcon Asset Securitization Corp.
0.330%, due 09/14/10	114,234,000	114,187,926
0.440%, due 09/22/10	51,000,000	50,967,587
0.430%, due 10/01/10	80,000,000	79,941,711
Jupiter Securitization Co. LLC
0.300%, due 08/04/10	50,014,000	50,012,750
Liberty Street Funding LLC
0.300%, due 08/02/10	150,000,000	149,998,750
Old Line Funding Corp.
0.300%, due 08/05/10	59,284,000	59,282,024
0.400%, due 08/09/10	43,242,000	43,238,156
0.390%, due 08/18/10	100,000,000	99,981,583
0.480%, due 09/13/10	50,000,000	49,971,333
0.380%, due 10/15/10	52,594,000	52,552,363
Ranger Funding Co. LLC
0.300%, due 08/16/10	23,621,000	23,618,047
0.300%, due 08/18/10	147,000,000	146,979,175
0.300%, due 08/23/10	125,000,000	124,977,083
Regency Markets No. 1 LLC
0.320%, due 08/16/10	56,205,000	56,197,506
0.320%, due 08/19/10	84,157,000	84,143,535
0.320%, due 08/20/10	129,299,000	129,277,163
Sheffield Receivables Corp.
0.400%, due 08/12/10	40,000,000	39,995,111
0.400%, due 08/18/10	90,000,000	89,983,000
0.400%, due 08/20/10	33,500,000	33,492,928
0.390%, due 08/23/10	50,000,000	49,988,083
0.390%, due 08/24/10	50,000,000	49,987,542
0.370%, due 08/26/10	75,000,000	74,980,729
0.280%, due 08/27/10	50,000,000	49,989,889
0.490%, due 09/02/10	50,000,000	49,978,222
0.490%, due 09/07/10	70,000,000	69,964,747
Thames Asset Global Securitization No. 1
0.290%, due 08/20/10	90,362,000	90,348,170
Thunderbay Funding
0.230%, due 08/06/10	70,004,000	70,001,764
0.390%, due 08/20/10	80,000,000	79,983,533
0.460%, due 09/20/10	50,000,000	49,968,056
Variable Funding Capital Corp.
0.310%, due 08/04/10	100,000,000	99,997,417
0.270%, due 08/20/10	145,000,000	144,979,337
0.420%, due 10/14/10	182,930,000	182,772,070
Windmill Funding Corp.
0.330%, due 08/10/10	111,700,000	111,690,785

		4,143,393,046

Asset backed-securities—4.12%
Clipper Receivables Co. LLC
0.500%, due 09/13/10	217,046,000	216,916,375
0.370%, due 10/20/10	100,000,000	99,917,778

Prime Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(continued)

Asset backed-securities—(concluded)
Grampian Funding LLC
0.360%, due 08/02/10	50,000,000	49,999,500
0.570%, due 09/10/10	119,000,000	118,924,633
0.570%, due 09/17/10	60,000,000	59,955,350
0.570%, due 09/22/10	100,000,000	99,917,667
0.540%, due 10/12/10	125,000,000	124,865,000
0.550%, due 10/12/10	100,000,000	99,890,000

		870,386,303

Banking-non-US—6.08%
ANZ National International Ltd.
0.420%, due 10/12/10	177,000,000	176,851,320
0.420%, due 10/13/10	135,162,000	135,046,887
Credit Suisse First Boston
0.370%, due 08/11/10	100,000,000	99,989,722
National Bank of Canada
0.430%, due 09/20/10	200,000,000	199,880,556
Natixis US Finance Co. LLC
0.530%, due 11/02/10	210,000,000	209,712,475
Royal Bank of Scotland PLC
0.290%, due 08/19/10	250,000,000	249,963,750
Westpac Banking Corp.
0.380%, due 09/27/10	153,900,000	153,807,403
Westpac Securities NZ Ltd.
0.417%, due 08/23/10[1,3]	60,000,000	60,000,000

		1,285,252,113

Banking-US—11.97%
BNP Paribas Finance
0.280%, due 08/16/10	250,000,000	249,970,833
Dexia Delaware LLC
0.430%, due 08/02/10	200,000,000	199,997,611
0.500%, due 08/09/10	200,000,000	199,977,778
Fortis Funding LLC
0.350%, due 08/05/10	150,000,000	149,994,167
ING (US) Funding LLC
0.300%, due 08/06/10	150,000,000	149,993,750
0.400%, due 08/17/10	112,800,000	112,779,947
0.280%, due 08/18/10	235,550,000	235,518,855
JPMorgan Chase & Co.
0.220%, due 08/05/10	250,000,000	249,993,889
National Australia Funding (DE), Inc.
0.370%, due 09/20/10	189,000,000	188,902,875
Nordea N.A., Inc.
0.285%, due 09/21/10	150,000,000	149,939,437
Societe Generale N.A., Inc.
0.300%, due 08/03/10	175,000,000	174,997,083
0.340%, due 08/04/10	95,000,000	94,997,308
0.340%, due 08/09/10	200,000,000	199,984,889
0.310%, due 08/17/10	97,000,000	96,986,636
State Street Bank & Trust Co.
0.430%, due 08/19/10	77,000,000	76,983,445

		2,531,018,503

Prime Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(concluded)

Finance-captive automotive—2.32%
Toyota Motor Credit Corp.
0.480%, due 08/09/10	75,000,000	74,992,000
0.580%, due 09/14/10	175,000,000	174,875,945
0.500%, due 09/29/10	90,000,000	89,926,250
0.490%, due 10/18/10	150,000,000	149,840,750

		489,634,945

Finance-noncaptive diversified—1.42%
General Electric Capital Corp.
0.370%, due 10/12/10	300,000,000	299,778,000

Food/beverage—0.52%
Nestle Finance International Ltd.
0.320%, due 10/04/10	110,000,000	109,937,422

Insurance-life—0.24%
Axa Financial, Inc.
0.300%, due 08/06/10	50,000,000	49,997,917

Total commercial paper (cost—$9,994,330,207)		9,994,330,207

US master note—3.86%

Brokerage—3.86%
Banc of America Securities LLC
0.360%, due 08/02/10[1,4] (cost—$816,000,000)	816,000,000	816,000,000

Short-term corporate obligations—2.62%

Banking-non-US—0.25%
Commonwealth Bank of Australia
0.508%, due 10/28/10[1,3]	53,000,000	53,000,000

Finance-captive automotive—0.19%
Toyota Motor Credit Corp.
0.343%, due 08/10/10[1]	40,000,000	40,000,000

Supranationals—2.18%
European Bank for Reconstruction & Development
2.875%, due 08/27/10	60,000,000	60,108,999
International Bank for Reconstruction & Development
0.340%, due 08/23/10[2]	200,000,000	199,958,445
0.410%, due 11/01/10[2]	200,000,000	199,790,444

		459,857,888

Total short-term corporate obligations (cost—$552,857,888)		552,857,888

Prime Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—5.44%

Repurchase agreement dated 07/30/10 with Banc of America Securities, 0.190% due 08/02/10, collateralized by $46,945,000 Federal Home Loan Bank obligations, 0.700% due 09/02/11, $107,137,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 5.125% due 01/24/11 to 07/27/12 and $39,670,000 Federal National Mortgage Association obligations, 5.450% due 10/18/21; (value—$204,000,492); proceeds: $200,003,167	200,000,000	200,000,000

Repurchase agreement dated 07/30/10 with Barclays Bank PLC, 0.210% due 08/02/10, collateralized by $211,852,000 Federal Home Loan Bank obligations, zero coupon to 0.750% due 08/25/10 to 12/21/11 and 94,048,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 11/30/10; (value—$306,000,490); proceeds: $300,005,250	300,000,000	300,000,000

Repurchase agreement dated 07/30/10 with Deutsche Bank Securities, Inc., 0.200% due 08/02/10, collateralized by $46,440,000 Federal Farm Credit Bank obligations, 1.470% due 03/28/13, $38,610,000 Federal Home Loan Bank obligations, 0.380% due 12/17/10, $46,998,000 Federal Home Loan Mortgage Corp. obligations, 1.100% to 4.875% due 12/27/12 to 06/13/18 and $19,442,400 US Treasury Notes, 3.500% due 05/15/20; (value—$153,000,560); proceeds: $150,002,500	150,000,000	150,000,000

Repurchase agreement dated 07/30/10 with Goldman Sachs & Co., 0.200% due 08/02/10, collateralized by $224,013,000 Federal Home Loan Mortgage Corp. obligations, 2.125% to 4.500% due 03/23/12 to 01/15/14 and $64,252,000 Federal National Mortgage Association obligations, 1.000% due 11/23/11; (value—$306,000,357); proceeds: $300,005,000	300,000,000	300,000,000

Repurchase agreement dated 07/30/10 with Morgan Stanley & Co., 0.200% due 08/02/10, collateralized by $186,156,000 Federal Home Loan Mortgage Corp. obligations, 2.875% to 5.125% due 07/15/12 to 02/09/15; (value—$204,000,051); proceeds: $200,003,333	200,000,000	200,000,000

Repurchase agreement dated 07/30/10 with State Street Bank & Trust Co., 0.010% due 08/02/10, collateralized by $780,000 US Treasury Notes, 2.125% due 05/31/15; (value—$802,854); proceeds: $785,001	785,000	785,000

Total repurchase agreements (cost—$1,150,785,000)		1,150,785,000

Total investments (cost—$21,123,663,480 which approximates cost for federal income tax purposes)[5]—99.95%		21,123,663,480

Other assets in excess of liabilities—0.05%		11,368,278

Net assets—100.00%		21,135,031,758

Prime Master Fund
Schedule of investments – July 31, 2010 (unaudited)

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
1	Variable rate security. The maturity date reflects earlier of reset dates or stated maturity dates. The interest rate shown is the current rate as of July 31, 2010, and resets periodically.
2	Interest rates shown are the discount rates at date of purchase.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.53% of net assets as of July 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
4	The security detailed in the table below, which represents 3.86% of net assets, is considered liquid and restricted as of July 31, 2010.

Acquisition
			cost as a		Value as a
			percentage		percentage
	Acquisition	Acquisition	of net		of net
Restricted security	date[6]	cost ($)	assets (%)	Value ($)	assets (%)

Banc of America Securities LLC, 0.360%, 08/02/10	07/30/10	816,000,000	3.86	816,000,000	3.86

5	Investments are valued at amortized cost. Periodic review and monitoring of the valutaion of securities held by the Fund is performed in an effort to the amortized cost approximates market value.
6	Acquisition date represents most recent rate on variable rate securities.

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s investments.

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency obligations	—	4,996,692,005	—	4,996,692,005

Time deposit	—	200,000,000	—	200,000,000

Certificates of deposit	—	3,412,998,380	—	3,412,998,380

Commercial paper	—	9,994,330,207	—	9,994,330,207

US master note	—	816,000,000	—	816,000,000

Short-term corporate obligations	—	552,857,888	—	552,857,888

Repurchase agreements	—	1,150,785,000	—	1,150,785,000

Total	—	21,123,663,480	—	21,123,663,480

Prime Master Fund
Schedule of investments – July 31, 2010 (unaudited)

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	74.1

Japan	5.9

Canada	5.8

Australia	4.0

France	2.9

United Kingdom	2.4

New Zealand	1.5

Netherlands	1.3

Switzerland	1.0

Bahamas	0.9

Finland	0.2

Total	100.0

Weighted average maturity—48 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2010.

Treasury Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government obligations—40.61%

US Treasury Bills
0.110%, due 08/19/10[1]	300,000,000	299,983,500
0.135%, due 08/26/10[1]	250,000,000	249,976,649
0.315%, due 08/26/10[1]	100,000,000	99,978,160
0.450%, due 08/26/10[1]	35,000,000	34,989,062
0.220%, due 09/09/10[1]	100,000,000	99,976,221
0.220%, due 09/09/10[1]	93,000,000	92,977,835
0.380%, due 10/21/10[1]	96,000,000	95,917,920
0.235%, due 10/28/10[1]	250,000,000	249,856,389
0.291%, due 07/28/11[1]	75,000,000	74,781,144
US Treasury Notes
4.125%, due 08/15/10	100,000,000	100,154,467
2.375%, due 08/31/10	392,000,000	392,690,158
2.000%, due 09/30/10	860,000,000	862,611,295
1.500%, due 10/31/10	230,000,000	230,754,021
0.875%, due 12/31/10	175,000,000	175,416,020
0.875%, due 01/31/11	50,000,000	50,124,946
0.875%, due 02/28/11	200,000,000	200,646,638
0.875%, due 03/31/11	75,000,000	75,202,746
0.875%, due 04/30/11	75,000,000	75,259,587
4.875%, due 04/30/11	100,000,000	103,420,778

Total US government obligations (cost—$3,564,717,536)		3,564,717,536

Repurchase agreements—59.22%

Repurchase agreement dated 07/30/10 with Banc of America Securities LLC, 0.180% due 08/02/10, collateralized by $11,538,500 US Treasury Bonds, 6.125% due 11/15/27, $648,322,100 US Treasury Bonds Principal Strips, 4.250% to 8.750% due 08/15/20 to 02/15/40, $207,073,800 US Treasury Bonds Strips, zero coupon due 05/15/14 to 05/15/25 and $196,219,300 US Treasury Notes, 1.125% to 4.375% due 08/15/12 to 06/30/17; (value—$612,000,087); proceeds: $600,009,000	600,000,000	600,000,000

Repurchase agreement dated 07/30/10 with Barclays Bank PLC, 0.210% due 08/02/10, collateralized by $393,856,800 US Treasury Bonds, 6.625% due 02/15/27 and $935,017,900 US Treasury Notes, 2.125% to 5.125% due 08/31/10 to 10/31/16; (value—$1,530,000,105); proceeds: $1,500,026,250	1,500,000,000	1,500,000,000

Repurchase agreement dated 07/30/10 with Deutsche Bank Securities, Inc., 0.200% due 08/02/10, collateralized by $1,307,595,482 US Treasury Bonds Coupon Strips, zero coupon due 08/15/16 to 05/15/27, $582,598,900 US Treasury Bonds Principal Strips, 4.250% to 8.500% due 02/15/20 to 05/15/39 and $636,646,645 US Treasury Bonds Strips, zero coupon due 02/15/12 to 11/15/26; (value—$1,578,858,032); proceeds: $1,547,925,798	1,547,900,000	1,547,900,000

Treasury Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—(concluded)

Repurchase agreement dated 07/30/10 with Morgan Stanley & Co., 0.200% due 08/02/10, collateralized by $59,455,000 US Treasury Bonds Principal Strips, 8.125% due 05/15/21, $37,110,000 US Treasury Bonds Strips, zero coupon due 08/15/10, $35,477,000 US Treasury Inflation Index Bonds, 2.125% due 02/15/40 and $1,259,052,000 US Treasury Inflation Index Notes, 0.625% to 3.500% due 01/15/11 to 07/15/20; (value—$1,581,000,068); proceeds: $1,550,025,833	1,550,000,000	1,550,000,000

Repurchase agreement dated 07/30/10 with State Street Bank & Trust Co., 0.010% due 08/02/10, collateralized by $210,000 US Treasury Notes, 1.375% due 05/15/13; (value—$213,906); proceeds: $205,000	205,000	205,000

Total repurchase agreements (cost—$5,198,105,000)		5,198,105,000

Total investments (cost—$8,762,822,536 which approximates cost for federal income tax purposes)[2]—99.83%		8,762,822,536

Other assets in excess of liabilities—0.17%		14,529,562

Net assets—100.00%		8,777,352,098

1	Interest rates shown are the discount rates at date of purchase.
2	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government obligations	—	3,564,717,536	—	3,564,717,536

Repurchase agreements	—	5,198,105,000	—	5,198,105,000

Total	—	8,762,822,536	—	8,762,822,536

Weighted average maturity—38 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2010.

Tax-Free Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—87.74%

Alabama—0.78%
Birmingham Special Care Facilities Financing
Authority Revenues Refunding (Methodist Home Aging),
0.270%, VRD	5,725,000	5,725,000
Infirmary Health System Special Care Facilities
Financing Authority of Mobile Revenue (Infirmary
Health System, Inc.), Series B,
0.240%, VRD	2,900,000	2,900,000
Mobile Downtown Redevelopment Authority
Revenue (Austal USA LLC Project),
0.240%, VRD	5,000,000	5,000,000

		13,625,000

Arizona—3.23%
AK-Chin Indian Community Revenue
0.270%, VRD	7,250,000	7,250,000
Apache County Industrial Development Authority
Industrial Development Revenue (Tucson Electric
Power Co.), Series 83C,
0.260%, VRD	30,500,000	30,500,000
Arizona Board of Regents University Systems
Revenue Refunding, Series A,
0.200%, VRD	10,590,000	10,590,000
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power Co.),
0.250%, VRD	3,750,000	3,750,000
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power Co.-
Irvington Project),
0.270%, VRD	300,000	300,000
Salt River Project Agricultural Improvement &
Power District Electric Systems Revenue (Barclays
Capital Municipal Trust Receipts, Series 9W),
0.290%, VRD[1,2]	3,750,000	3,750,000

		56,140,000

California—2.13%
California Infrastructure & Economic Development
Bank Revenue (JSerra Catholic High School),
Series B,
0.200%, VRD	5,100,000	5,100,000
California Infrastructure & Economic Development
Bank Revenue (Santa Barbara Performing Arts),
0.270%, VRD	4,100,000	4,100,000
Metropolitan Water District Southern California
Refunding, Series A,
0.180%, VRD	7,705,000	7,705,000
Metropolitan Water District Southern California
Waterworks Revenue Refunding, Series A-1,
0.350%, VRD	2,740,000	2,740,000
San Diego County Certificates of Participation (San
Diego Foundation),
0.240%, VRD	1,900,000	1,900,000

Tax-Free Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

California—(concluded)
San Diego County Regional Transportation
Commission Sales Tax Revenue (Limited Tax),
Series C,
0.280%, VRD	15,435,000	15,435,000

		36,980,000

Colorado—1.88%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.330%, VRD[1,2]	12,075,000	12,075,000
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Board Program),
Series C-6,
0.260%, VRD	5,330,000	5,330,000
Denver City & County Certificates of Participation
Refunding, Series A1,
0.250%, VRD	15,320,000	15,320,000

		32,725,000

Connecticut—0.83%
Connecticut State Health & Educational Facilities
Authority Revenue (Yale University), Series V-2,
0.170%, VRD	2,000,000	2,000,000
Connecticut State Housing Finance Authority (CIL Realty, Inc.),
0.250%, VRD	1,550,000	1,550,000
Connecticut State (JP Morgan PUTTERs, Series
1170) (FGIC Insured),
0.330%, VRD[1,2]	10,820,000	10,820,000

		14,370,000

District of Columbia—0.33%
District of Columbia Revenue (Pooled Loan
Program), Series A,
0.270%, VRD	5,775,000	5,775,000

Florida—3.78%
Gainesville Utilities System Revenue, Series A,
0.240%, VRD	2,495,000	2,495,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program),
Series A (NATL-RE Insured),
0.250%, VRD	13,150,000	13,150,000
Series C (NATL-RE Insured),
0.250%, VRD	4,980,000	4,980,000
Jacksonville Sales Tax (Bank of America Austin
Certificates, Series 2008-3005X) (NATL-RE
Insured),
0.310%, VRD[1,2]	8,975,000	8,975,000
JEA Electric System Revenue,
Series Three-C-3,
0.220%, VRD	3,040,000	3,040,000
Series Three D-2-A,
0.230%, VRD	10,685,000	10,685,000

Tax-Free Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Florida—(concluded)
JEA Water & Sewer Revenue System, Subseries B-1,
0.230%, VRD	11,715,000	11,715,000
Orange County School Board Certificates of
Participation, Series E,
0.250%, VRD	8,045,000	8,045,000
Orlando Utilities Commission Utility System Revenue,
0.350%, VRD	2,600,000	2,600,000

		65,685,000

Georgia—3.10%
Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (AGM Insured),
0.280%, VRD[1,2]	9,750,000	9,750,000
Fulton County General Fund Tax Anticipation Notes,
2.000%, due 12/31/10	10,000,000	10,071,799
Gainesville & Hall County Hospital Authority
Revenue Certificates of Participation (Northeast
Georgia Health System), Series A,
0.250%, VRD	1,000,000	1,000,000
Macon-Bibb County Hospital Authority Revenue
Anticipation Certificates (Medical Center Control),
0.270%, VRD	4,000,000	4,000,000
Monroe County Development Authority Pollution
Control Revenue (Oglethorpe Power Corp.), Series B,
0.240%, VRD	4,000,000	4,000,000
Municipal Electric Authority (Project One),
Subseries B,
0.330%, VRD	2,000,000	2,000,000
Private Colleges & Universities Authority Revenue
(Emory University),
Series B-2,
0.200%, VRD	8,300,000	8,300,000
Series C-3,
0.200%, VRD	1,700,000	1,700,000
Series C-4,
0.200%, VRD	7,900,000	7,900,000
Series C5,
0.200%, VRD	1,200,000	1,200,000
Thomasville Hospital Authority Revenue
Anticipation Certificates (John Archbold), Series B,
0.260%, VRD	3,835,000	3,835,000

		53,756,799

Idaho—0.32%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/11	5,500,000	5,579,449

Illinois—4.26%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,

Tax-Free Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Illinois—(concluded)
0.280%, VRD	5,900,000	5,900,000
Series B,
0.260%, VRD	2,900,000	2,900,000
Chicago Board of Education Refunding, Series B,
0.260%, VRD	11,700,000	11,700,000
Chicago (Neighborhoods Alive 21), Series B,
0.230%, VRD	8,900,000	8,900,000
Chicago (Project), Series B-2,
0.260%, VRD	8,900,000	8,900,000
Chicago Sales Tax Revenue Refunding,
0.260%, VRD	3,175,000	3,175,000
Chicago Wastewater Transmission Revenue
Refunding, Subseries C-3,
0.250%, VRD	700,000	700,000
Chicago Water Revenue (Second Lien), Subseries
2000-1,
0.240%, VRD	3,600,000	3,600,000
Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.270%, VRD	14,680,000	14,680,000
Illinois Finance Authority Revenue (Rehab Institute Chicago), Series C,
0.250%, VRD	2,175,000	2,175,000
McHenry County (Bank of America Austin
Certificates, Series 2008-3025X) (AGM Insured),
0.280%, VRD[1,2]	6,600,000	6,600,000
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.280%, VRD	4,830,000	4,830,000

		74,060,000

Indiana—1.88%
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.280%, VRD	4,440,000	4,440,000
Indianapolis Multi-Family Housing Revenue (Capital
Place-Covington) (FNMA Insured),
0.240%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.280%, VRD	8,400,000	8,400,000
Purdue University Revenues (Student Facilities
System), Series A,
0.270%, VRD	9,175,000	9,175,000

		32,615,000

Iowa—0.17%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.280%, VRD	2,880,000	2,880,000

Tax-Free Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Kansas—0.69%
Kansas State Department of Transportation Highway
Revenue,
Series A-2,
0.200%, VRD	3,000,000	3,000,000
Series A-5,
0.200%, VRD	3,800,000	3,800,000
Lawrence Temporary Notes, Series I,
2.000%, due 10/01/10	5,120,000	5,131,922

		11,931,922

Kentucky—2.85%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.250%, VRD	9,725,000	9,725,000
Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.250%, VRD	1,735,000	1,735,000
Series B,
0.250%, VRD	800,000	800,000
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.410%, VRD	17,000,000	17,000,000
Shelby County Lease Revenue, Series A,
0.250%, VRD	9,760,000	9,760,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.250%, VRD	5,540,000	5,540,000
Williamstown League of Cities Funding Trust Lease
Revenue, Series A,
0.260%, VRD	4,855,000	4,855,000

		49,415,000

Louisiana—0.40%
St. James Parish Pollution Control Revenue
Refunding (Texaco Project), Series B,
0.250%, VRD	6,880,000	6,880,000

Maine—0.17%
Maine Health & Higher Educational Facilities
Authority Revenue (JP Morgan PUTTERs, Series
1973) (AMBAC Insured),
0.330%, VRD[1,2]	2,975,000	2,975,000

Maryland—1.79%
Easton Revenue (William Hill Manor), Series C,
0.260%, VRD	3,305,000	3,305,000
Maryland Health & Higher Educational Facilities
Authority Revenue (John Hopkins University),
Series B,
0.230%, VRD	8,805,000	8,805,000
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.290%, VRD	12,315,000	12,315,000

Tax-Free Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Maryland—(concluded)
Series A-7,
0.290%, VRD	6,700,000	6,700,000

		31,125,000

Massachusetts—5.97%
Massachusetts Department of Transportation
Metropolitan Highway System Revenue (Contract
Assistance), Series A1,
0.210%, VRD	8,200,000	8,200,000
Massachusetts Development Finance Agency
Revenue (Boston University),
Series U-3,
0.210%, VRD	5,560,000	5,560,000
Series U-6E,
0.220%, VRD	2,800,000	2,800,000
Massachusetts Development Finance Agency
Revenue Refunding (Higher Education-Smith
College),
0.220%, VRD	1,311,000	1,311,000
Massachusetts Development Finance Agency
Revenue (Simmons College), Series G,
0.290%, VRD	13,500,000	13,500,000
Massachusetts Health & Educational Facilities
Authority Revenue (Childrens Hospital), Series N-1,
0.210%, VRD	10,625,000	10,625,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS RR-II-R-11585),
0.280%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.260%, VRD	2,970,000	2,970,000
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare Systems),
Series F3,
0.250%, VRD	4,040,000	4,040,000
Series I-1,
0.230%, VRD	2,000,000	2,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Pooled Loan Program), Series N,
0.260%, VRD	9,170,000	9,170,000
Massachusetts Health & Educational Facilities
Authority Revenue (Williams College),
Series I,
0.220%, VRD	4,775,000	4,775,000
Series J,
0.240%, VRD	12,700,000	12,700,000
Massachusetts Water Resources Authority Refunding
(General Multi-Modal), Subseries C,
0.280%, VRD	4,000,000	4,000,000
Massachusetts Water Resources Authority Refunding
(General), Series A,
0.280%, VRD	11,990,000	11,990,000

		103,641,000

Tax-Free Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Michigan—0.98%
Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.250%, VRD	1,300,000	1,300,000
Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit Group), Subseries F-5,
0.220%, VRD	10,700,000	10,700,000
Michigan State Notes, Series A,
2.000%, due 09/30/10	5,000,000	5,012,031

		17,012,031

Minnesota—0.66%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.250%, VRD	1,445,000	1,445,000
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.200%, VRD	9,950,000	9,950,000

		11,395,000

Mississippi—1.36%
Jackson County Pollution Control Revenue
Refunding (Chevron USA, Inc. Project),
0.170%, VRD	4,000,000	4,000,000
Mississippi Business Finance Corp. Gulf Opportunity
Zone (Chevron USA, Inc. Project), Series D,
0.240%, VRD	10,000,000	10,000,000
Mississippi Development Bank Special Obligation
(Jackson County Industrial Water System),
0.180%, VRD	9,600,000	9,600,000

		23,600,000

Missouri—2.71%
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.280%, VRD	4,530,000	4,530,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University), Series C,
0.220%, VRD	22,200,000	22,200,000
Missouri State Health & Educational Facilities
Authority Health Facilities Revenue (BJC Health
Systems), Series C,
0.230%, VRD	5,000,000	5,000,000
St. Joseph Industrial Development Authority Health
Facilities Revenue (Heartland Regional Medical
Center), Series A,
0.200%, VRD	2,400,000	2,400,000
St. Louis Industrial Development Authority Cultural
Facilities Revenue (Art Museum Project), Series B,
0.240%, VRD	5,150,000	5,150,000

Tax-Free Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Missouri—(concluded)
University of Missouri Revenue (System Facilities),
Series A,
0.250%, VRD	2,725,000	2,725,000
Series B,
0.250%, VRD	5,100,000	5,100,000

		47,105,000

Montana—1.18%
Forsyth Pollution Control Revenue Refunding
(PacifiCorp Project),
0.280%, VRD	17,500,000	17,500,000
Montana Facility Finance Authority Revenue (Sisters
of Charity Health Systems),
0.280%, VRD	2,900,000	2,900,000

		20,400,000

Nebraska—0.56%
Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.280%, VRD	9,700,000	9,700,000

New Jersey—0.29%
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare), Series B,
0.220%, VRD	5,000,000	5,000,000

New Mexico—0.60%
Albuquerque Educational Facilities Revenue
(Albuquerque Academy Project),
0.250%, VRD	3,315,000	3,315,000
New Mexico Finance Authority Transportation
Revenue Refunding (Sub Lien), Subseries B-1,
0.210%, VRD	2,100,000	2,100,000
New Mexico Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	5,000,000	5,077,248

		10,492,248

New York—9.07%
Essex County Bond Anticipation Notes,
2.000%, due 11/19/10	1,000,000	1,003,526
Metropolitan Transportation Authority Dedicated
Tax Fund Refunding, Subseries B-2,
0.250%, VRD	5,900,000	5,900,000
Metropolitan Transportation Authority Revenue,
Subseries E-2,
0.250%, VRD	5,200,000	5,200,000
New York City Housing Development Corp. Multi-
Family Mortgage Revenue (The Crest), Series A,
0.280%, VRD	10,800,000	10,800,000
New York City Municipal Finance Authority Water
& Sewer Systems Revenue (Citigroup ROCS,
Series RR-II-R-11264),
0.280%, VRD[1,2]	5,455,000	5,455,000

Tax-Free Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

New York—(concluded)
New York City Municipal Water Finance Authority
Water & Sewer Systems Revenue (2nd Generation
Resolution), Series AA-3,
0.360%, VRD	39,950,000	39,950,000
New York City Transitional Finance Authority
Revenue (Future Tax Secured),
Series A,
0.250%, VRD	14,300,000	14,300,000
Subseries B-3,
0.250%, VRD	1,100,000	1,100,000
New York City Trust for Cultural Resources
Revenue Refunding (American Museum of Natural
History), Series B1,
0.200%, VRD	11,100,000	11,100,000
New York City Trust for Cultural Resources
Revenue Refunding (Lincoln Center), Series A-2,
0.260%, VRD	400,000	400,000
New York Dormitory Authority Revenues (Citigroup
ROCS, Series RR-II-R-11560),
0.290%, VRD[1,2]	2,070,000	2,070,000
New York State Dormitory Authority Revenue Non-
State Supported Debt (Rockefeller University),
Series A,
0.240%, VRD	11,600,000	11,600,000
New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.280%, VRD	7,100,000	7,100,000
New York State Housing Finance Agency Revenue
(North End), Series A (FNMA Insured),
0.250%, VRD	1,200,000	1,200,000
New York State Housing Finance Agency Revenue
(West 37th Street), Series B,
0.260%, VRD	9,400,000	9,400,000
New York State Urban Development Corp. Revenue
Refunding (Service Contract), Series A-5,
0.240%, VRD	10,000,000	10,000,000
New York, Subseries H-1,
0.260%, VRD	1,500,000	1,500,000
Suffolk County Tax Anticipation Notes,
2.000%, due 08/12/10	9,400,000	9,404,648
Triborough Bridge & Tunnel Authority Revenues
Bond Anticipation Notes,
2.000%, due 11/15/10	10,000,000	10,044,210

		157,527,384

North Carolina—4.36%
Charlotte Water & Sewer System Revenue
Refunding, Series C,
0.270%, VRD	15,000,000	15,000,000
Charlott Water & Sewer System Revenue, Series B,
0.250%, VRD	4,500,000	4,500,000
Guilford County, Series B,
0.250%, VRD	1,855,000	1,855,000

Tax-Free Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Mecklenburg County, Series B,
0.250%, VRD	10,770,000	10,770,000
New Hanover County (School),
0.250%, VRD	2,835,000	2,835,000
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Campbell University),
0.260%, VRD	5,925,000	5,925,000
North Carolina Medical Care Commission Hospital
Revenue (Duke University Hospital Project),
Series A,
0.220%, VRD	9,800,000	9,800,000
Union County, Series A,
0.220%, VRD	13,345,000	13,345,000
Wake County, Series B,
0.250%, VRD	11,700,000	11,700,000

		75,730,000

Ohio—2.36%
Cleveland Water Revenue, Series R,
0.220%, VRD	10,400,000	10,400,000
Columbus (Sanitation Sewer), Series 1,
0.210%, VRD	2,820,000	2,820,000
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.280%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B,
0.210%, VRD	3,530,000	3,530,000
Cuyahoga County Housing Revenue (Euclid Avenue
Housing Corp.), Series A,
0.240%, VRD	6,000,000	6,000,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.280%, VRD[1,2]	3,695,000	3,695,000
Ohio University General Receipts, Series B,
0.220%, VRD	5,665,000	5,665,000
Ohio Water Development Authority Pollution
Control Facilities Revenue Refunding (FirstEnergy
General Corp.), Series A,
0.220%, VRD	6,135,000	6,135,000

		41,045,000

Oklahoma—0.81%
Oklahoma City Industrial & Cultural Facilities Trust
Educational Facilities Revenue (Oklahoma City University Project),
0.270%, VRD	14,100,000	14,100,000

Oregon—2.49%
Oregon (Veterans Welfare), Series 83,
0.260%, VRD	15,225,000	15,225,000

Tax-Free Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Oregon—(concluded)
Oregon Health Sciences University Revenue,
Series B-1,
0.230%, VRD	5,960,000	5,960,000
Series B-2,
0.250%, VRD	3,275,000	3,275,000
Oregon State Department of Transportation Highway
User Tax Revenue (Sub Lien), Series B-3,
0.270%, VRD	18,850,000	18,850,000

		43,310,000

Pennsylvania—3.42%
Allegheny County Higher Education Building
Authority University Revenue (Carnegie Mellon University),
0.230%, VRD	5,850,000	5,850,000
Allegheny County Higher Education Building
Authority University Revenue Refunding
(Carnegie Mellon University),
0.230%, VRD	5,900,000	5,900,000
Allegheny County Hospital Development Authority
Revenue (University of Pittsburgh Medical
Center), Series B-2,
0.220%, VRD	12,500,000	12,500,000
Emmaus General Authority Revenue, Subseries F-22,
0.260%, VRD	2,600,000	2,600,000
Geisinger Authority Health System (Geisinger Health System),
Series B,
0.200%, VRD	9,100,000	9,100,000
0.210%, VRD	2,100,000	2,100,000
Series C,
0.210%, VRD	3,000,000	3,000,000
Montgomery County, Series A,
0.230%, VRD	1,500,000	1,500,000
Philadelphia School District Refunding, Series C
(Assured Guaranty Insured),
0.220%, VRD	3,000,000	3,000,000
Pittsburgh Water & Sewer Authority Water & Sewer
Systems Revenue (1st Lien), Series B2,
0.250%, VRD	2,500,000	2,500,000
University of Pittsburgh of the Commonwealth
Systems of Higher Education,
2.000%, due 05/31/11	6,000,000	6,075,890
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project), Series B,
0.260%, VRD	5,300,000	5,300,000

		59,425,890

South Carolina—0.65%
Charleston County School District Tax Anticipation
Notes (SCSDE Insured),
2.000%, due 04/01/11	5,000,000	5,056,323

Tax-Free Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

South Carolina—(concluded)
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding (Anmed
Health Project), Series D,
0.260%, VRD	3,055,000	3,055,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding (Regional
Medical Center of Orangeburg),
0.260%, VRD	3,150,000	3,150,000

		11,261,323

Tennessee—2.07%
Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities Board
Revenue (Vanderbilt University),
Series A,
0.210%, VRD	4,975,000	4,975,000
Series A-1,
0.210%, VRD	7,150,000	7,150,000
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.260%, VRD	4,865,000	4,865,000
Shelby County Refunding, Series C,
0.300%, VRD	18,980,000	18,980,000

		35,970,000

Texas—9.17%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR NATL-RE Insured),
0.290%, VRD[1,2]	9,575,000	9,575,000
Series RR-II-R-883WF (FGIC Insured),
0.270%, VRD[1,2]	7,750,000	7,750,000
Frisco Certificates of Obligation (Barclays Capital
Municipal Trust Receipts, Series 188) (AGM Insured),
0.290%, VRD[1,2]	5,300,000	5,300,000
Harris County Cultural Education Facilities Finance
Corp. Revenue (Methodist Hospital),
Series C-2,
0.240%, VRD	2,100,000	2,100,000
Subseries C-2,
0.240%, VRD	4,100,000	4,100,000
Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.240%, VRD	19,700,000	19,700,000
Harris County Refunding (Toll Road Senior Lien),
Series B2, (Mandatory Put 08/12/10 @ 100),
2.000%, due 08/12/10	7,000,000	7,003,194
Harris County Tax Anticipation Notes,
2.000%, due 02/28/11	10,000,000	10,095,688
Houston Utility System Revenue Refunding (First
Lien),
Series B-1,
0.270%, VRD	4,000,000	4,000,000

Tax-Free Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Texas—(concluded)
Series B-4,
0.260%, VRD	11,750,000	11,750,000
Series B-6,
0.210%, VRD	8,200,000	8,200,000
Mesquite Independent School District (School
Building), Series A (PSF-GTD),
0.270%, VRD	17,500,000	17,500,000
Port Arthur Navigation District Refunding (Texaco,
Inc. Project),
0.270%, VRD	4,200,000	4,200,000
San Antonio Electric & Gas (Systems-Junior Lien),
0.290%, VRD	4,000,000	4,000,000
San Antonio Hotel Occupancy Revenue Refunding
(Sub Lien),
0.250%, VRD	4,300,000	4,300,000
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources), Series B,
0.240%, VRD	5,325,000	5,325,000
Texas (Citigroup ROCS, Series RR-II-R-11184),
0.280%, VRD[1,2]	6,205,000	6,205,000
Texas (JP Morgan PUTTERs, Series 3238),
0.280%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.280%, VRD[1,2]	6,670,000	6,670,000
Texas State (Barclays Capital Municipal Trust
Receipts, Series 55B),
0.290%, VRD[1,2]	2,055,000	2,055,000
Texas State Transportation Commission Revenue (JP
Morgan PUTTERs, Series 2563),
0.280%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes,
2.500%, due 08/31/10	5,000,000	5,008,470
University of Texas Permanent University Fund
System, Series A,
0.180%, VRD	2,270,000	2,270,000
University of Texas University Revenues (Financing
Systems), Series B,
0.180%, VRD	4,525,000	4,525,000
Waco Educational Finance Corp. Revenue Refunding
(Baylor University), Series A,
0.250%, VRD	2,200,000	2,200,000

		159,327,352

Vermont—1.54%
Vermont Educational & Health Buildings Financing
Agency Revenue (Middlebury College Project),
Series A,
0.500%, VRD	4,350,000	4,350,000
Series B
0.500%, VRD	5,300,000	5,300,000

Tax-Free Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Vermont—(concluded)
Winooski Special Obligation Refunding, Series A,
0.280%, VRD	17,000,000	17,000,000

		26,650,000

Virginia—1.88%
Norfolk Economic Development Authority Hospital
Facilities Revenue Refunding (Sentara
Healthcare), Series A (Mandatory Put 05/13/11 @100),
0.480%, due 05/13/11	10,000,000	10,000,000
University of Virginia University Revenues
(General), Series A,
0.180%, VRD	9,290,000	9,290,000
Virginia Commonwealth University (General), Series A
(AMBAC Insured),
0.230%, VRD	4,500,000	4,500,000
Virginia University Health System Authority
Revenue (General), Series C,
0.210%, VRD	8,875,000	8,875,000

		32,665,000

Washington—6.02%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue (JP Morgan
PUTTERs, Series 2643Z),
0.280%, VRD[1,2]	4,995,000	4,995,000
Energy Northwest Electric Revenue (JP Morgan
PUTTERs, Series 1282) (AMBAC-TCRs Insured),
0.330%, VRD[1,2]	15,540,000	15,540,000
King County (Multi Modal Ltd. Tax Sewer), Series A,
0.220%, VRD	8,165,000	8,165,000
King County Sewer Revenue (Junior Lien), Series A,
0.320%, VRD	43,475,000	43,475,000
Seattle Water System Revenue (Morgan Stanley
Floater Certificates, Series 2170) (AGM Insured),
0.270%, VRD[1,2]	5,085,000	5,085,000
Snohomish County Public Utility District No. 001
Electric Revenue System (2nd Series Notes),
Series B,
2.000%, due 08/05/10	4,000,000	4,000,670
Washington (Citigroup ROCS, Series RR-II-R-11145) (AGM Insured),
0.280%, VRD[1,2]	6,740,000	6,740,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding (New
Haven Apartments), (FNMA Insured),
0.240%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(Washington Terrace),
0.250%, VRD	3,750,000	3,750,000

Tax-Free Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(concluded)

Washington—(concluded)
Washington (JP Morgan PUTTERs, Series 2650Z)
(AGM Insured),
0.280%, VRD[1,2]	3,995,000	3,995,000
Washington State (Citigroup ROCS, Series RR-II-R-11298) (AGM Insured),
0.280%, VRD[1,2]	4,945,000	4,945,000

		104,590,670

West Virginia—0.30%
Cabell County University Facilities Revenue
(Provident Group Marshall Properties), Series A,
0.300%, VRD	5,150,000	5,150,000

Wisconsin—0.37%
Wisconsin Health & Educational Facilities Authority
Revenue (Aurora Health Care), Series B,
0.240%, VRD	2,600,000	2,600,000
Wisconsin Health & Educational Facilities Authority
Revenue (Meriter Hospital, Inc.), Series A,
0.280%, VRD	3,840,000	3,840,000

		6,440,000

Wyoming—0.33%
Sweetwater County Pollution Control Revenue
Refunding (PacifiCorp Project),
Series A,
0.230%, VRD	5,100,000	5,100,000
Series B,
0.260%, VRD	600,000	600,000
		5,700,000

Total municipal bonds and notes (cost—$1,523,756,068)		1,523,756,068

Tax-exempt commercial paper—11.62%

Florida—1.43%
Florida Local Goverment,
0.300%, due 08/09/10	24,926,000	24,926,000

Georgia—0.29%
Atlanta Airport,
0.300%, due 09/13/10	5,000,000	5,000,000

Illinois—0.11%
Illinois Educational Facilities Authority Revenue,
0.300%, due 08/02/10	2,000,000	2,000,000

Maryland—1.75%
Baltimore County,
0.350%, due 08/16/10	30,400,000	30,400,000

Massachusetts—0.58%
Harvard University,
0.260%, due 08/09/10	10,000,000	10,000,000

Tax-Free Master Fund
Schedule of investments – July 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Tax-exempt commercial paper—(concluded)

Michigan—1.33%
Trinity Health Credit Group,
0.320%, due 08/05/10	11,700,000	11,700,000
0.390%, due 08/05/10	11,320,000	11,320,000

		23,020,000

Minnesota—2.22%
Mayo Clinic,
0.320%, due 08/02/10	5,000,000	5,000,000
0.300%, due 08/11/10	17,600,000	17,600,000
0.350%, due 09/15/10	16,000,000	16,000,000

		38,600,000

New York—0.27%
Columbia University,
0.300%, due 08/02/10	4,780,000	4,780,000

Ohio—0.58%
Cleveland Clinic,
0.350%, due 10/05/10	10,000,000	10,000,000

Tennessee—0.35%
Vanderbilt University,
0.400%, due 10/19/10	6,000,000	6,000,000

Texas—1.89%
Harris County,
0.360%, due 08/12/10	5,090,000	5,090,000
Houston Combined Utility System,
0.330%, due 08/10/10	3,750,000	3,750,000
0.270%, due 08/11/10	3,250,000	3,250,000
Methodist Hospital,
0.430%, due 12/08/10	12,000,000	12,000,000
San Antonio Electric & Gas,
0.330%, due 08/04/10	8,700,000	8,700,000

		32,790,000

Wyoming—0.82%
PacificCorp.,
0.340%, due 08/02/10	2,000,000	2,000,000
Sweetwater County,
0.350%, due 08/02/10	12,225,000	12,225,000

		14,225,000

Total tax-exempt commercial paper (cost—$201,741,000)		201,741,000

Tax-Free Master Fund
Schedule of investments – July 31, 2010 (unaudited)

Total investments (cost—$1,725,497,068 which approximates cost for federal income tax purposes)[3]—99.36%	1,725,497,068

Other assets in excess of liabilities—0.64%	11,162,913

Net assets—100.00%	1,736,659,981

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 9.40% of net assets as of July 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
3	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of July 31, 2010 and reset periodically.

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:
Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Municipal bonds and notes	—	1,523,756,068	—	1,523,756,068

Tax-exempt commercial paper	—	201,741,000	—	201,741,000

Total	—	1,725,497,068	—	1,725,497,068

Weighted average maturity–17 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 29, 2010